Share-Based Compensation - Additional Information (Detail) - Class A Ordinary Shares [Member] ¥ / shares in Units, ¥ in Thousands					12 Months Ended
	Sep. 08, 2020 shares	Jun. 13, 2017 shares	Jul. 14, 2015 shares	May 26, 2014 shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018	Jun. 14, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years,commencing from adoption					7 years 8 months 26 days		8 years 8 months 26 days		8 years 4 months 20 days		8 years 2 months 8 days
Share-based compensation arrangement by share-based payment award, aggregate intrinsic value | (per share)					¥ 3.58	$ 0.56	¥ 9.92	$ 1.52	¥ 34.37	$ 4.86
The 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance		5,519,737	957,405	2,627,250								5,456,192
Number of years,commencing from adoption				10 years
Common stock, additional capital shares reserved for future issuance			3,584,655
Share based compensation arrangement by share based payment award options repurchased and canceled vested, shares		63,545	44,000
2018 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance					4,542,562	4,542,562
Plan term					10 years
Increase in ordinary shares	4,860,412
Stock issued during period value, percentage on shares issued and outstanding	2.00%
2014 and 2018 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses | ¥					¥ 22,045		¥ 29,027		¥ 26,683
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	5.00%
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	1.50%
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	5.00%
Fair value of shares , vested | ¥					24,376		¥ 35,652		¥ 48,978
Unrecognized compensation expense | ¥					¥ 20,854	$ 20,854
Unvested shares option weighted average vesting period					1 year 5 months 15 days
Valuation model					The binomial option pricing model
Vesting period					one or four years